Business Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Business Segments

11.	Business Segments.

The Company is reporting its financial performance based on four reportable segments, Asset Management, Mining Royalty Lands, Development and Stabilized Joint Venture, as described below.

The Asset Management segment owns, leases and manages commercial properties. The flex/office warehouses in the Asset Management Segment were sold and reclassified to discontinued operations leaving only two commercial properties, one recent industrial acquisition, Cranberry Run, which we purchased in 2019, and 1801 62nd Street, our most recent spec building in Hollander Business Park, which was constructed by our Development segment and transferred to Asset Management on April 1, 2019.

Our Mining Royalty Lands segment owns several properties comprising approximately 15,000 acres currently under lease for mining rents or royalties (this does not include the 4,280 acres owned in our Brooksville joint venture with Vulcan Materials).  Other than one location in Virginia, all of these properties are located in Florida and Georgia.

Through our Development segment, we own and are continuously monitoring for their “highest and best use” several parcels of land that are in various stages of development.  Our overall strategy in this segment is to convert all of our non-income producing lands into income production through (i) an orderly process of constructing new buildings for us to own and operate or (ii) a sale to, or joint venture with, third parties. Additionally, our Development segment will form joint ventures on new developments of land not previously owned by the Company.

The Company operates a residential apartment building Riverfront Investment Partners I, LLC partnership (“Dock 79”). The ownership of Dock 79 attributable to our partner MRP Realty is reflected on our consolidated balance sheet as a noncontrolling interest. Such noncontrolling interests are reported on the Consolidated Balance Sheets within equity but separately from shareholders' equity. On the Consolidated Statements of Income, all of the revenues and expenses from Dock 79 are reported in net income, including both the amounts attributable to the Company and the noncontrolling interest. The amounts of consolidated net income attributable to the noncontrolling interest is clearly identified on the accompanying Consolidated Statements of Income.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and 3 additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million. One warehouse property valued at $11.7 million was excluded from the sale due to the tenant exercising its right of first refusal to purchase the property. On June 28, 2019, the Company completed the sale of the excluded property to the same buyer for $11.7 million. This sale constituted a major strategic shift and as a result, these properties have been reclassified as discontinued operations for all periods presented. We plan to develop our remaining owned office/warehouse pad sites in a timely, opportunistic manner and sell the fully leased buildings in groups of two or three.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Revenues:
Asset management	$2,190	2,309	2,284
Mining royalty lands	9,438	8,139	7,241
Development	1,164	1,206	1,230
Stabilized Joint Venture	10,964	10,368	4,847
	$23,756	22,022	15,602
Operating profit:
Before corporate expenses:
Asset management	$196	1,051	1,035
Mining royalty lands	8,690	7,504	6,732
Development	(2,817)	(2,104)	(1,528)
Stabilized Joint Venture	2,243	(537)	(2,018)
Operating profit before corporate expenses	8,312	5,914	4,221
Corporate expenses:
Allocated to asset management	(646)	(153)	(154)
Allocated to mining royalty lands	(169)	(214)	(167)
Allocated to Development	(1,581)	(1,984)	(1,231)
Allocated to Stabilized Joint Venture	(160)	(393)	(65)
Unallocated	—	(1,208)	(1,563)
	(2,556)	(3,952)	(3,180)
	$5,756	1,962	1,041

Interest expense	$1,054	3,103	2,741

Depreciation, depletion and amortization:
Asset management	$708	540	512
Mining royalty lands	177	198	110
Development	214	228	337
Stabilized Joint Venture	4,756	6,932	4,975
	$5,855	7,898	5,934
Capital expenditures:
Asset management	$9,487	335	221
Mining royalty lands	—	—	—
Development	631	6,396	2,218
Stabilized Joint Venture	316	563	857
	$10,434	7,294	3,296

Identifiable net assets at end of period:
Asset management	$18,468	10,593	2,960
Discontinued operations	—	3,224	176,694
Mining royalty lands	38,409	37,991	38,656
Development	179,357	119,029	46,684
Stabilized Joint Venture	133,956	138,206	144,386
Investments available for sale at fair value	137,867	165,212	—
Cash items	26,793	22,749	4,524
Unallocated corporate assets	3,298	8,484	4,830
	$538,148	505,488	418,734